Impairments and disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	€ 210	€ 2,208	€ 35
Impairment and disposals impact on profit loss after tax	210	2,191	37
Capital gains and disposals [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	272	2,209	39
Impairment and disposals impact on profit loss after tax	272	2,192	41
Capital gains and disposals [Member] | IRB sale 5% [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss after tax	272
Capital gains and disposals [Member] | Azores sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		2,023
Impairment and disposals impact on profit loss after tax		2,023
Capital gains and disposals [Member] | Algarve sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax			39
Impairment and disposals impact on profit loss after tax			41
Impairment gains losses axis [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	(62)	(1)	(4)
Impairment and disposals impact on profit loss after tax	(62)	(1)	(4)
Impairment gains losses axis [Member] | Serveo sale [Member] | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		33
Impairment and disposals impact on profit loss after tax		32
Impairment gains losses axis [Member] | Vertiports sale [Member] | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		2
Impairment and disposals impact on profit loss after tax		2
Impairment gains losses axis [Member] | Aravia [Member] | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax			(2)
Impairment and disposals impact on profit loss after tax			(2)
Impairment gains losses axis [Member] | Zity Sale | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax			(2)
Impairment and disposals impact on profit loss after tax			€ (2)
Impairment gains losses axis [Member] | IRB infrastructure developers limited [Member] | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		132
Impairment and disposals impact on profit loss after tax		116
Chilean Mining Services
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	(14)
Impairment and disposals impact on profit loss after tax	(14)
Energy assets
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	(7)
Impairment and disposals impact on profit loss after tax	(7)
Other
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	(41)
Impairment and disposals impact on profit loss after tax	€ (41)
Equity-accounted availability Highways assets
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		19
Impairment and disposals impact on profit loss after tax		€ 19